Shareholder Fees	Jan. 31, 2026
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[4]
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[5]
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class W
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[2]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[3]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[4]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[5]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.